THE ENVIRONMENT (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 CLP ($)
THE ENVIRONMENT (unaudited)
Environmental disbursements	$ 2,184,723
Other Property, plant and equipment
THE ENVIRONMENT (unaudited)
Environmental disbursements	236,917
Other Property, plant and equipment | Brazil
THE ENVIRONMENT (unaudited)
Environmental disbursements	69,689
Other Property, plant and equipment | Paraguay
THE ENVIRONMENT (unaudited)
Environmental disbursements	167,228
Other Property, plant and equipment | Future commitments
THE ENVIRONMENT (unaudited)
Environmental disbursements	18,389
Other Property, plant and equipment | Future commitments | Paraguay
THE ENVIRONMENT (unaudited)
Environmental disbursements	18,389
Recorded as expenses
THE ENVIRONMENT (unaudited)
Environmental disbursements	1,947,806
Recorded as expenses | Chile
THE ENVIRONMENT (unaudited)
Environmental disbursements	1,061,569
Recorded as expenses | Argentina
THE ENVIRONMENT (unaudited)
Environmental disbursements	357,999
Recorded as expenses | Brazil
THE ENVIRONMENT (unaudited)
Environmental disbursements	464,022
Recorded as expenses | Paraguay
THE ENVIRONMENT (unaudited)
Environmental disbursements	64,216
Recorded as expenses | Future commitments
THE ENVIRONMENT (unaudited)
Environmental disbursements	7,061
Recorded as expenses | Future commitments | Paraguay
THE ENVIRONMENT (unaudited)
Environmental disbursements	$ 7,061